Related Parties - Directors’ and Prescribed Officers’ interests in AngloGold Ashanti Shares (Details)							12 Months Ended
	Mar. 09, 2020 shares	Mar. 03, 2020 shares	Mar. 02, 2020 shares	Feb. 28, 2020 shares	Feb. 27, 2020 shares	Feb. 26, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							320,154	219,235	99,265
Indirect Beneficial Holding							33,581	33,581	33,581
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							29,790	29,790	17,790
Indirect Beneficial Holding							1,000	1,000	1,000
SM Pityana (Chairman)
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							2,990	2,990	2,990
Indirect Beneficial Holding							0	0	0
MDC Richter
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							9,300	9,300	7,300
Indirect Beneficial Holding							0	0	0
AH Garner
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							17,500	17,500	7,500
Indirect Beneficial Holding							0	0	0
RJ Ruston
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							0	0	0
Indirect Beneficial Holding							1,000	1,000	1,000
Executive Directors
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							190,854	101,062	28,265
Indirect Beneficial Holding							0	0	0
KPM Dushnisky
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							131,730	50,000	0
Indirect Beneficial Holding							0	0	0
KC Ramon
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							59,124	51,062	28,265
Indirect Beneficial Holding							0	0	0
Company Secretary
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							31,815	26,204	13,994
Indirect Beneficial Holding							16,368	16,368	16,368
ME Sanz Perez
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							31,815	26,204	13,994
Indirect Beneficial Holding							16,368	16,368	16,368
Total Executive Directors and Prescribed Officers
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							67,695	62,179	39,216
Indirect Beneficial Holding							16,213	16,213	16,213
SD Bailey
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							1,190	0	0
Indirect Beneficial Holding							0	0	0
GJ Ehm
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							35,058	35,058	30,319
Indirect Beneficial Holding							16,213	16,213	16,213
L Eybers
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							18,164	17,207	4,812
Indirect Beneficial Holding							0	0	0
TR Sibisi
Disclosure of transactions between related parties [line items]
Direct Beneficial Holding							13,283	9,914	4,085
Indirect Beneficial Holding							0	0	0
Acquisition and Sale of Company Shares by Key Management Personnel | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired						87,939
Beneficial holdings sold						47,488
Acquisition and Sale of Company Shares by Key Management Personnel | KC Ramon
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired			52,234		8,475
Beneficial holdings sold			24,027	3,857
Acquisition and Sale of Company Shares by Key Management Personnel | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired			41,781		5,742
Beneficial holdings sold			19,219	2,613
Acquisition and Sale of Company Shares by Key Management Personnel | SD Bailey
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired			9,348
Beneficial holdings sold			4,300
Acquisition and Sale of Company Shares by Key Management Personnel | GJ Ehm
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired			52,234
Beneficial holdings sold			24,027
Acquisition and Sale of Company Shares by Key Management Personnel | L Eybers
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired	6,590		46,065
Beneficial holdings sold	2,999	21,190
Acquisition and Sale of Company Shares by Key Management Personnel | S Ntuli
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired			11,889
Beneficial holdings sold			5,468
Acquisition and Sale of Company Shares by Key Management Personnel | TR Sibisi | Stock Purchase One
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired			35,881
Beneficial holdings sold			16,505
Acquisition and Sale of Company Shares by Key Management Personnel | TR Sibisi | Stock Purchase Two
Disclosure of transactions between related parties [line items]
Beneficial holdings acquired			3,120
Beneficial holdings sold			1,420
American Depository Shares
Disclosure of transactions between related parties [line items]
Number of foreign held shares equal to one company share							1
CHESS Depository Shares
Disclosure of transactions between related parties [line items]
Number of foreign held shares equal to one company share							5